Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)

Communication Services (6.3%)
Alphabet, Inc. - Class C	39,305	9,573
Alphabet, Inc. - Class A	50,650	12,313
Comcast Corp. - Class A	121,339	3,812
Meta Platforms, Inc. - Class A	6,459	4,743
News Corp. - Class A	235,567	7,234
T-Mobile US, Inc.	4,094	980
Verizon Communications, Inc.	24,249	1,066
The Walt Disney Co.	65,709	7,524

Total		47,245

Consumer Discretionary (4.5%)
Amazon.com, Inc. *	52,886	11,612
The Home Depot, Inc.	17,873	7,242
Las Vegas Sands Corp.	175,200	9,424
Mattel, Inc. *	150,992	2,541
Volkswagen AG - Preference Shares	29,984	3,243

Total		34,062

Consumer Staples (8.0%)
Colgate-Palmolive Co.	105,988	8,473
Conagra Brands, Inc.	97,323	1,782
Dollar General Corp.	18,102	1,871
Kenvue, Inc.	474,366	7,699
Keurig Dr. Pepper, Inc.	18,200	464
Kimberly-Clark Corp.	97,260	12,093
Philip Morris International, Inc.	58,660	9,515
The Procter & Gamble Co.	54,300	8,343
Tyson Foods, Inc. - Class A	105,000	5,702
Walmart, Inc.	39,485	4,069

Total		60,011

Energy (8.7%)
Chevron Corp.	36,582	5,681
ConocoPhillips	109,367	10,345
EOG Resources, Inc.	24,446	2,741
EQT Corp.	57,572	3,134
Expand Energy Corp.	44,020	4,677
Exxon Mobil Corp.	82,454	9,297
Phillips 66	26,426	3,594
Schlumberger NV	139,816	4,805
South Bow Corp.	103,000	2,914
TC Energy Corp.	63,904	3,477
TotalEnergies SE	180,596	11,020
The Williams Cos., Inc.	65,819	4,170

Total		65,855

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)

Financials (21.9%)
The Allstate Corp.	23,572	5,060
American International Group, Inc.	111,901	8,789
Apollo Global Management, Inc.	13,652	1,820
Bank of America Corp.	215,842	11,135
The Charles Schwab Corp.	150,171	14,337
Chubb, Ltd.	33,117	9,347
Citigroup, Inc.	145,266	14,745
Corebridge Financial, Inc.	93,919	3,010
Equitable Holdings, Inc.	189,146	9,605
Fifth Third Bancorp	169,696	7,560
Global Payments, Inc.	11,496	955
The Hartford Insurance Group, Inc.	51,011	6,804
Huntington Bancshares, Inc.	464,998	8,031
JPMorgan Chase & Co.	46,154	14,558
Loews Corp.	78,405	7,871
MetLife, Inc.	196,701	16,202
Morgan Stanley	8,311	1,321
State Street Corp.	34,638	4,018
U.S. Bancorp	176,039	8,508
Wells Fargo & Co.	140,185	11,750

Total		165,426

Health Care (12.9%)
AstraZeneca PLC, ADR	62,921	4,827
Becton Dickinson and Co.	57,373	10,739
Biogen, Inc. *	13,644	1,911
Bristol-Myers Squibb Co.	68,008	3,067
Cardinal Health, Inc.	2,288	359
The Cigna Group	24,427	7,041
CVS Health Corp.	142,458	10,740
Elevance Health, Inc.	32,463	10,490
Humana, Inc.	3,900	1,015
Johnson & Johnson	17,545	3,253
Medtronic PLC	72,081	6,865
Merck & Co., Inc.	68,073	5,713
Sanofi SA	32,100	3,034
Sanofi SA, ADR	36,021	1,700
Thermo Fisher Scientific, Inc.	7,851	3,808
UnitedHealth Group, Inc.	19,734	6,814
Viatris, Inc.	574,963	5,692
Zimmer Biomet Holdings, Inc.	107,976	10,636

Total		97,704

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)

Industrials (13.2%)
3M Co.	10,336	1,604
AGCO Corp.	32,518	3,482
The Boeing Co. *	46,785	10,098
CSX Corp.	212,658	7,551
Cummins, Inc.	9,560	4,038
Dover Corp.	9,267	1,546
Fortive Corp.	100,984	4,947
General Electric Co.	31,131	9,365
L3Harris Technologies, Inc.	44,526	13,599
Norfolk Southern Corp.	5,171	1,553
Rockwell Automation, Inc.	15,448	5,399
Siemens AG	36,479	9,843
Southwest Airlines Co.	233,109	7,438
Stanley Black & Decker, Inc.	125,879	9,357
Union Pacific Corp.	20,527	4,852
United Parcel Service, Inc. - Class B	59,114	4,938

Total		99,610

Information Technology (9.7%)
Accenture PLC - Class A	19,105	4,711
Adobe, Inc. *	1,789	631
Advanced Micro Devices, Inc. *	24,520	3,967
Applied Materials, Inc.	27,940	5,720
Fiserv, Inc. *	33,541	4,324
Intel Corp. *	124,538	4,178
Microsoft Corp.	15,321	7,936
QUALCOMM, Inc.	91,755	15,264
Ralliant Corp.	51,765	2,264
Salesforce, Inc.	33,159	7,859
Samsung Electronics Co., Ltd.	137,417	8,260
TE Connectivity PLC	4,072	894
Texas Instruments, Inc.	38,273	7,032

Total		73,040

Materials (3.0%)
Avery Dennison Corp.	7,732	1,254
CF Industries Holdings, Inc.	101,948	9,144
International Paper Co.	205,922	9,555
West Fraser Timber Co., Ltd.	39,509	2,686

Total		22,639

Real Estate (3.7%)
CubeSmart LP	4,775	194
Equity Residential	156,582	10,135
Rayonier, Inc.	165,018	4,380

Equity Income Portfolio

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Rexford Industrial Realty, Inc.	120,520	4,955
Sun Communities, Inc.	10,334	1,333
Weyerhaeuser Co.	289,095	7,167

Total		28,164

Utilities (6.1%)
Alliant Energy Corp.	2,956	199
Ameren Corp.	87,240	9,106
Dominion Energy, Inc.	66,282	4,055
NextEra Energy, Inc.	78,986	5,963
PG&E Corp.	31,147	470
Sempra	80,332	7,228
The Southern Co.	168,079	15,929
Xcel Energy, Inc.	42,555	3,432

Total		46,382

Total Common Stocks (Cost: $585,283)		740,138

Convertible Preferred Stocks (0.4%)

Industrials (0.4%)
The Boeing Co., 6.000% 10/15/27	49,355	3,434

Total		3,434

Total Convertible Preferred Stocks (Cost: $2,468)		3,434

Total Investments (98.4%) (Cost: $587,751)@		743,572

Other Assets, Less Liabilities (1.6%)		11,928

Net Assets (100.0%)		755,500

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $587,751 and the net unrealized appreciation of investments based on that cost was $155,821 which is comprised of $184,227 aggregate gross unrealized appreciation and $28,406 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$30,819	$3,243	$—
Energy	54,835	11,020	—
Health Care	94,670	3,034	—
Industrials	89,767	9,843	—
Information Technology	64,780	8,260	—
All Others	369,867	—	—
Convertible Preferred Stocks	3,434	—	—

Total Assets:	$708,172	$35,400	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand